1933 Act/Rule 497(j)

                                            May 2, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      Phoenix Insight Funds Trust
         Registration Nos. 033-64915 and 811-7447

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on April 24, 2007.

                                            Very truly yours,



                                            /s/ Kevin J. Carr
                                            Kevin J. Carr